INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes payable	R$ 76,483		R$ 8,756
Social contribution taxes payable	16,614		3,253
Total	93,097		12,009
Current	6,585		R$ 12,009
Non-current	R$ 86,512	R$ 69,945
Initial adoption of IFRIC 23		R$ 68,945